Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (238,905)	€ (436,822)
Current Portion	(195,341)	(187,404)
Non-current Portion	(43,564)	(249,418)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (238,905)	€ (436,822)